Summarized Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 32,282	$ 32,438	$ 31,828	$ 33,018	$ 35,115	$ 35,674	$ 34,724	$ 33,026	$ 129,566	$ 138,539	$ 112,212
Taxable equivalent adjustment	(164)	(152)	(151)	(153)	(158)	(161)	(167)	(174)
Interest income (FTE)	32,446	32,590	31,979	33,171	35,273	35,835	34,891	33,200
Interest expense	3,041	2,968	2,973	2,978	3,115	3,304	3,427	3,455	11,960	13,301	14,450
Net Interest Income	29,405	29,622	29,006	30,193	32,158	32,531	31,464	29,745
Provision for loan losses	384	1,872	435	1,363	1,945	1,154	2,011	1,738	4,054	6,848	6,375
Investment securities gains (losses)	184	71	818	83	671	0	9	84	1,156	764	954
Noninterest income	14,485	14,538	14,321	14,222	14,277	14,480	14,243	14,242	58,722	58,006	55,257
Noninterest expense	23,035	24,325	24,305	23,376	24,879	24,665	23,959	29,403	95,041	102,906	87,401
Income before income tax expense	20,655	18,034	19,405	19,759	20,282	21,192	19,746	12,930
Income tax expense	(5,961)	(6,010)	(6,497)	(5,803)	(6,877)	(7,056)	(6,573)	(4,769)	(24,271)	(25,275)	(20,298)
Interest Income Taxable Equivalent Adjustment - Tax	(164)	(152)	(151)	(153)	(158)	(161)	(167)	(174)
Net Income Available to Common Shareholders	14,530	11,872	12,757	13,803	13,247	13,975	13,006	7,987	52,962	48,215	38,945
Net earnings available to common shareholders	$ 14,374	$ 11,746	$ 12,626	$ 13,663	$ 13,127	$ 13,848	$ 12,890	$ 7,922
Basic earnings per common share	$ 0.95	$ 0.76	$ 0.81	$ 0.87	$ 0.84	$ 0.89	$ 0.83	$ 0.51	$ 3.40	$ 3.07	$ 2.63
Diluted earnings per common share	$ 0.95	$ 0.76	$ 0.80	$ 0.86	$ 0.83	$ 0.88	$ 0.82	$ 0.51	$ 3.38	$ 3.04	$ 2.61
Basic	15,096	15,363	15,556	15,631	15,636	15,608	15,582	15,473	15,403	15,564	14,714
Diluted	15,182	15,445	15,706	15,796	15,799	15,790	15,752	15,627	15,488	15,708	14,796